Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Comprehensive Income
Product Sales	$ 21,049	$ 20,152	$ 21,319
Externalisation Revenue	1,041	2,313	1,683
Total Revenue	22,090	22,465	23,002
Cost of sales	(4,936)	(4,318)	(4,126)
Gross profit	17,154	18,147	18,876
Distribution costs	(331)	(310)	(326)
Research and development expense	(5,932)	(5,757)	(5,890)
Selling, general and administrative costs	(10,031)	(10,233)	(9,413)
Other operating income & expense	2,527	1,830	1,655
Operating profit	3,387	3,677	4,902
Finance income	138	113	67
Finance expense	(1,419)	(1,508)	(1,384)
Share of after tax losses in associates and joint ventures	(113)	(55)	(33)
Profit before tax	1,993	2,227	3,552
Taxation	57	641	(146)
Profit for the period	2,050	2,868	3,406
Other comprehensive income:
Remeasurement of the defined benefit pension liability	(46)	(242)	(575)
Net losses on equity investments measured at fair value through other comprehensive income	(171)
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss	8	(9)
Tax on items that will not be reclassified to profit or loss	56	16	136
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(153)	(235)	(439)
Foreign exchange arising on consolidation	(450)	536	(1,050)
Foreign exchange arising on designating borrowings in net investment hedges	(520)	505	(591)
Fair value movements on cash flow hedges	(37)	311	(115)
Fair value movements on cash flow hedges transferred to profit or loss	111	(315)	195
Fair value movements on derivatives designated in net investment hedges	(8)	(48)	(4)
Amortisation of loss on cash flow hedge	1	1	1
Costs of hedging	(54)
Net available for sale (losses)/gains taken to equity		(83)	139
Tax on items that may be reclassified subsequently to profit or loss	51	(33)	86
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(906)	874	(1,339)
Other comprehensive (loss) / income for the period, net of tax	(1,059)	639	(1,778)
Total comprehensive income for the period	991	3,507	1,628
Owners of the Parent	2,155	3,001	3,499
Non-controlling interests	(105)	(133)	(93)
Total comprehensive income attributable to:
Owners of the Parent	1,097	3,640	1,722
Non-controlling interests	(106)	(133)	(94)
Total comprehensive income for the period	$ 991	$ 3,507	$ 1,628
Basic earnings loss per (in dollars per share)	$ 1.70	$ 2.37	$ 2.77
Diluted earnings loss per Share (in dollars per share)	$ 1.70	$ 2.37	$ 2.76
Weighted average number of Ordinary Shares in issue for basic earnings	1,267	1,266	1,265
Diluted weighted average number of Ordinary Shares in issue (millions)	1,267	1,267	1,266
Dividends declared and paid in the period	$ 3,539	$ 3,543	$ 3,540